SHORT-TERM BORROWINGS - Short-term Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 2,959		$ 1,750
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	2,000		1,600		$ 2,400
US commercial paper program (net of the discount on issuance)
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	452	$ 314	150	$ 113	214	$ 158
Non-revolving credit facility borrowings
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 507		$ 0		$ 371